Shareholder Report, Holdings (Details) - C000261369	Mar. 31, 2026
AT&T9254240
Holdings [Line Items]
Percent of Total Investments	6.10%
Verizon Communications9254304
Holdings [Line Items]
Percent of Total Investments	5.70%
Philip Morris International9254293
Holdings [Line Items]
Percent of Total Investments	5.50%
Johnson & Johnson9254277
Holdings [Line Items]
Percent of Total Investments	4.70%
Altria Group9254228
Holdings [Line Items]
Percent of Total Investments	4.50%
Progressive9254295
Holdings [Line Items]
Percent of Total Investments	4.20%
Occidental Petroleum9254285
Holdings [Line Items]
Percent of Total Investments	4.20%
American Electric Power9254231
Holdings [Line Items]
Percent of Total Investments	4.00%
Cigna Group9254301
Holdings [Line Items]
Percent of Total Investments	3.90%
Allstate9254225
Holdings [Line Items]
Percent of Total Investments	3.60%
Bermuda
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
United States
Holdings [Line Items]
Percent of Net Asset Value	89.40%